Compensation and benefits (Tables)	12 Months Ended
Dec. 31, 2012
Compensation and benefits
in	2012	2011	2010

Compensation and benefits (CHF million)

Salaries and variable compensation	10,924	11,474	12,481

Social security	769	865	928

Other [1]	837	874	1,190

Compensation and benefits [2]	12,530	13,213	14,599

1 Includes pension and other post-retirement expense of CHF 532 million, CHF 610 million, CHF 483 million in 2012, 2011 and 2010, respectively, and the UK levy on variable compensation of CHF 404 million in 2010. 2 Includes severance and other compensation expense relating to headcount reductions of CHF 456 million and CHF 715 million in 2012 and 2011, respectively.

Bank
Compensation and benefits
in	2012	2011	2010

Compensation and benefits (CHF million)

Salaries and variable compensation	10,647	11,159	12,156

Social security	751	842	903

Other [1]	1,048	1,187	1,642

Compensation and benefits [2]	12,446	13,188	14,701

1 Includes pension and other post-retirement expense of CHF 747 million, CHF 926 million and CHF 939 million in 2012, 2011 and 2010, respectively, and the UK levy on variable compensation of CHF 404 million in 2010. 2 Includes severance and other compensation expense relating to headcount reductions of CHF 427 million and CHF 576 million as of 2012 and 2011, respectively.